Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of financial assets [line items]
Balance at beginning of period	$ (33)	$ (20)	$ (33)	$ (19)
Provision for credit losses
Purchases	2	1	8	4
Sales and maturities	(1)	(1)	(3)	(2)
Changes in risk, parameters and exposures	(4)	(5)	(11)	(9)
Exchange rate and other	1	2	4	3
Balance at end of period	(35)	(23)	(35)	(23)
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	6	3	4	3
Provision for credit losses
Transfers to stage 1		1		1
Purchases	2	1	8	4
Sales and maturities	(1)		(3)	(1)
Changes in risk, parameters and exposures	(2)	(2)	(5)	(3)
Exchange rate and other			1	(1)
Balance at end of period	5	3	5	3
Performing Stage two [member]
Disclosure of financial assets [line items]
Balance at beginning of period		2		1
Provision for credit losses
Transfers to stage 1		(1)		(1)
Sales and maturities		(1)		(1)
Changes in risk, parameters and exposures		(1)		1
Exchange rate and other		1
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(39)	(25)	(37)	(23)
Provision for credit losses
Changes in risk, parameters and exposures	(2)	(2)	(6)	(7)
Exchange rate and other	1	1	3	4
Balance at end of period	$ (40)	$ (26)	$ (40)	$ (26)